Deferred Policy Acquisition Costs (Details) - Schedule of deferred policy acquisition costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Policy Acquisition Costs Abstract
Opening balance	$ 64,842	$ 55,172	$ 41,713
Acquisition costs during the year	108,310	95,871	84,002
Charged to consolidated statement of income	(103,760)	(86,201)	(70,543)
Ending balance	$ 69,392	$ 64,842	$ 55,172